Goldman Sachs Access Ultra Short Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Three-Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	2.54%	2.49%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	0.74%
Goldman Sachs Access Ultra Short Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.01%	2.77%	2.89%
Performance Inception Date	Apr. 15, 2019
Goldman Sachs Access Ultra Short Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	1.59%	1.65%
Goldman Sachs Access Ultra Short Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	1.61%	1.65%